Investments in equity investees (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 JTEA, Inc. [Member] CNY	Jul. 31, 2014 JTEA, Inc. [Member] USD ($)	Nov. 25, 2014 Guangzhou Grape NetworkTechnology Co., Ltd. [Member] CNY	Aug. 14, 2014 ShenZhen TianRen Hudong Technology Co., Ltd. [Member] CNY
Investment [Line Items]
Cost method investment, ownership percentage						30.00%
Cost method investment, cash consideration						$ 3,000,000
Equity method investment, ownership percentage							20.00%	20.00%
Equity method investment, cash consideration							6,000,000	4,000,000
Impairment loss from cost method investment	$ 488,000	3,029,000			3,029,000